Significant Accounting Policies (Details) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
Significant Accounting Policies [Line Items]
Cash	$ 1,087,184
Assets held in the trust account	233,097,832
Federal deposit insurance corporation coverage limit	250,000	250,000
Unrecognized tax benefits
Accrued interest
Redemption in business combination percentage	100.00%
Warrants outstanding
Weighted average shares subject to forfeiture (in Shares)		1,000,000
Public Warrants [Member]
Significant Accounting Policies [Line Items]
Warrants outstanding	$ 7,666,667
Private Placement Warrants [Member]
Significant Accounting Policies [Line Items]
Warrants outstanding	$ 221,667